Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings	$ 224,553	$ 236,936
Depreciation and amortization	256,015	221,602
Gains attributable to mortgage servicing rights	(31,237)	(15,363)
Gains attributable to the fair value of mortgage premiums and origination fees	(24,207)	(13,000)
Deferred tax	(16,044)	(30,538)
Equity earnings from non-consolidated investments	(12,461)	(7,270)
Stock option expense (note 20)	55,621	46,041
Amortization of advisor loans	44,964	41,163
Contingent consideration (note 7)	(12,855)	(53,739)
Other	11,660	18,386
Increase in accounts receivable, prepaid expenses and other assets	(211,849)	(209,951)
Increase in accounts payable, accrued expenses and other liabilities	(44,582)	16,054
Increase (decrease) in accrued compensation	75,028	63,173
Contingent acquisition consideration paid	(7,402)	(3,357)
Proceeds received on sale of mortgage loans	2,114,536	1,011,173
Principal funded on originated mortgage loans	(2,152,060)	(900,174)
Increase (decrease) in mortgage warehouse credit facilities	60,617	(96,138)
Sales to (purchases from) AR Facility, net (note 15)	(157)	1,011
Net cash provided by operating activities	330,140	326,009
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(262,170)	(517,176)
Purchases of fixed assets	(78,702)	(65,085)
Advisor loans issued	(78,730)	(58,377)
Purchases of warehouse fund assets	(159,517)	(319,250)
Proceeds from disposal of warehouse fund assets	94,528	76,438
Equity co-investment contributions (note 16)	(15,483)	(22,994)
Collections of AR facility deferred purchase price (note 15)	164,257	137,581
Other investing activities	1,181	(14,239)
Net cash used in investing activities	(334,636)	(783,102)
Financing activities
Increase in long-term debt	1,317,696	1,938,806
Repayment of long-term debt	(1,132,077)	(1,717,233)
Issuance of subordinate voting shares (note 18)	0	286,924
Purchases of non-controlling interests' subsidiary shares, net	(64,526)	(21,678)
Sale of non-controlling interests' subsidiary shares	20,670	10,610
Contingent acquisition consideration paid	(26,023)	(111)
Proceeds received on exercise of stock options	44,518	45,089
Dividends paid to common shareholders	(15,212)	(14,674)
Distributions paid to non-controlling interests	(70,771)	(71,618)
Other financing activities	(201)	(3,903)
Net cash provided by (used in) financing activities	74,074	452,212
Effect of exchange rate changes on cash, cash equivalents and restricted cash
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(30,676)	3,787
Net change in cash, cash equivalents and restricted cash	38,902	(1,094)
Cash, cash equivalents and restricted cash, beginning of year	217,981	219,075
Cash, cash equivalents and restricted cash, end of year	$ 256,883	$ 217,981